BASIC AND DILUTED NET LOSS PER SHARE - Additional Information (Details) - Options For Purchase Of Ordinary Shares [Member] - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Warrant [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	16,231,141	16,231,141
Sponsors earnout shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	2,402,178	2,402,178
Options and RSUs outstanding [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	22,294,103	20,866,559